Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Gross Carrying Amount	$ 791,824	$ 784,604
Accumulated Amortization	(231,410)	(172,065)
Accumulated Impairment Loss	(251,029)	(14,636)
Net Book Value	309,385	597,903
Developed Technology [Member]
Gross Carrying Amount	512,502	512,402
Accumulated Amortization	(149,041)	(109,816)
Accumulated Impairment Loss	(192,391)	(11,636)
Net Book Value	171,070	390,950
Patents [Member]
Gross Carrying Amount	16,783	15,209
Accumulated Amortization	$ (9,552)	$ (8,136)
Accumulated Impairment Loss
Net Book Value	$ 7,231	$ 7,073
Trademarks and Trade Names [Member]
Gross Carrying Amount	60,141	60,046
Accumulated Amortization	(13,556)	$ (9,519)
Accumulated Impairment Loss	(17,577)
Net Book Value	29,008	$ 50,527
Customer Relationships [Member]
Gross Carrying Amount	151,098	148,338
Accumulated Amortization	(38,652)	$ (26,219)
Accumulated Impairment Loss	(28,072)
Net Book Value	84,374	$ 122,119
Non-compete Agreements [Member]
Gross Carrying Amount	10,843	10,843
Accumulated Amortization	(5,504)	$ (3,952)
Accumulated Impairment Loss	(143)
Net Book Value	5,196	$ 6,891
Capitalized Software Development Costs [Member]
Gross Carrying Amount	18,278	17,290
Accumulated Amortization	$ (15,105)	$ (14,423)
Accumulated Impairment Loss
Net Book Value	$ 3,173	$ 2,867
In-process Research and Development [Member]
Gross Carrying Amount	$ 22,179	$ 20,476
Accumulated Amortization
Accumulated Impairment Loss	$ (12,846)	$ (3,000)
Net Book Value	$ 9,333	$ 17,476